Related Party Balance and Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties		¥ 85,209	¥ 45,860	¥ 55,302
Revenue	$ 517,027	3,599,436	2,282,216	1,798,521
Amounts due to related parties		105,385	97,193
Other Payables
Related Party Transaction [Line Items]
Amounts due to related parties		14,684
Parking space transaction facilitating services
Related Party Transaction [Line Items]
Revenue		28,877
Jiushen | Other Payables
Related Party Transaction [Line Items]
Amounts due to related parties		2,909
Jiuyi | Other Payables
Related Party Transaction [Line Items]
Amounts due to related parties		6,690
Shenzhen Jinyiyun | Parking space transaction facilitating services
Related Party Transaction [Line Items]
Revenue		¥ 28,877
Chongkai
Related Party Transaction [Line Items]
Number of founders owing the company | item	2	2
Chongkai | Other Payables
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 5,085
Self Commitment and Non-Group Collaborative Agreements
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties		73,795	45,860	55,302
Amounts due to related parties		79,287	62,479
Self Commitment and Non-Group Collaborative Agreements | Gefei Wenqin
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties		0	0	24,656
Self Commitment and Non-Group Collaborative Agreements | Gefei Chengyun
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties		0	0	17,231
Amounts due to related parties		10,759	11,374
Self Commitment and Non-Group Collaborative Agreements | Jiushen
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties		0	0	1,850
Amounts due to related parties		1,263	1,263
Self Commitment and Non-Group Collaborative Agreements | Jiufeng
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties		0	0	9,999
Amounts due to related parties		301	1,769
Self Commitment and Non-Group Collaborative Agreements | Jiusheng
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties		261	16,985	0
Amounts due to related parties		2	19,912
Self Commitment and Non-Group Collaborative Agreements | Jiuchuan
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties		12,727	13,428	1,566
Amounts due to related parties		11,154	13,428
Self Commitment and Non-Group Collaborative Agreements | Jiuyi
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties		10,934	0	0
Amounts due to related parties		13,190	0
Self Commitment and Non-Group Collaborative Agreements | Decheng
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties		2,957	585	0
Amounts due to related parties		3,029	479
Self Commitment and Non-Group Collaborative Agreements | Tianye
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties		8,836	3,673	0
Amounts due to related parties		11,382	3,673
Self Commitment and Non-Group Collaborative Agreements | Qianli
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties		0	11,189	0
Amounts due to related parties		0	10,581
Self Commitment and Non-Group Collaborative Agreements | Yunde
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties		11,622	0	0
Amounts due to related parties		9,730	0
Self Commitment and Non-Group Collaborative Agreements | Detong
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties		3,538	0	0
Amounts due to related parties		3,538	0
Self Commitment and Non-Group Collaborative Agreements | Qixing
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties		2,576	0	0
Amounts due to related parties		2,464	0
Self Commitment and Non-Group Collaborative Agreements | Jiuzhen
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties		5,074	0	0
Amounts due to related parties		2,348	0
Self Commitment and Non-Group Collaborative Agreements | Tianlin
Related Party Transaction [Line Items]
Amounts due to related parties		3,219	0
Self Commitment and Non-Group Collaborative Agreements | Deyan
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties		15,270	0	¥ 0
Amounts due to related parties		6,893	0
Self Commitment and Non-Group Collaborative Agreements | Jiushi
Related Party Transaction [Line Items]
Amounts due to related parties		15	0
Self-Commitment Collaborative Agreements
Related Party Transaction [Line Items]
Amounts due to related parties		0	34,714
Self-Commitment Collaborative Agreements | Jiusheng
Related Party Transaction [Line Items]
Amounts due to related parties		0	34,714
Exclusive Sales Contracts Without Sales Commitment Arrangement
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties		11,414	0
Amounts due to related parties		11,414
Exclusive Sales Contracts Without Sales Commitment Arrangement | Derong
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties		11,414	¥ 0
Amounts due to related parties		¥ 11,414